Revenue (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 9,616,842	$ 1,416,408	¥ 4,976,575
Vehicle sales
Disaggregation of Revenue [Line Items]
Total revenues	9,008,474	1,326,805	4,683,192
Other sales
Disaggregation of Revenue [Line Items]
Total revenues	608,368	$ 89,603	293,383
Sales of Packages
Disaggregation of Revenue [Line Items]
Total revenues	162,975		75,769
Sales of Charging pile
Disaggregation of Revenue [Line Items]
Total revenues	133,135		77,293
Others
Disaggregation of Revenue [Line Items]
Total revenues	¥ 312,258		¥ 140,321